FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Liabilities:
Fair value of interest rate swap	$ 0	$ 30,094
Recurring basis | Level 1 | Interest rate swaps
Liabilities:
Fair value of interest rate swap	0	0
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Fair value of interest rate swap	0	30,094
Recurring basis | Level 3 | Interest rate swaps
Liabilities:
Fair value of interest rate swap	$ 0	$ 0